CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
REVENUES
Total revenues	$ 29,765,205	$ 34,209,919	$ 28,849,362
COST OF REVENUES
Total cost of revenues	18,518,728	22,825,033	18,596,207
GROSS PROFIT	11,246,477	11,384,886	10,253,155
OPERATING EXPENSES:
Selling	108,637	106,147	164,583
General and administrative	2,618,707	2,674,519	3,150,512
Research and development	61,786	80,948	112,668
Provision for (Recovery from) credit loss, net	6,459,240	(88,221)	471,454
Total operating expenses	9,248,370	2,773,393	3,899,217
INCOME FROM OPERATIONS	1,998,107	8,611,493	6,353,938
OTHER INCOME (EXPENSE)
Interest income	471	15,510	13,437
Interest expense	(136,757)	(106,130)	(64,658)
Other (expense) income, net	6,504	(92,939)	93,035
Total other (expense) income, net	(129,782)	(183,559)	41,814
INCOME BEFORE INCOME TAXES	1,868,325	8,427,934	6,395,752
INCOME TAXES EXPENSE	462,043	1,403,880	1,152,963
NET (LOSS) INCOME	1,406,282	7,024,054	5,242,789
Less: net loss attributable to noncontrolling interest	(46,909)	(393,652)	(539,229)
NET (LOSS) INCOME ATTRIBUTABLE TO CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	1,453,191	7,417,706	5,782,018
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(204,383)	(497,722)	(2,110,311)
TOTAL COMPREHENSIVE (LOSS) INCOME	1,201,899	6,526,332	3,132,478
Less: Comprehensive loss attributable to noncontrolling interest	(49,804)	(372,574)	(599,166)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	$ 1,251,703	$ 6,898,906	$ 3,731,644
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	10,320,628	9,200,000	9,200,000
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	10,320,628	9,200,000	9,200,000
EARNINGS PER SHARE - Basic	$ 0.14	$ 0.81	$ 0.63
EARNINGS PER SHARE - Diluted	$ 0.14	$ 0.81	$ 0.63
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member] | Sewage Treatment Systems [Member]
REVENUES
Total revenues	$ 28,417,150	$ 32,267,593	$ 26,552,481
COST OF REVENUES
Total cost of revenues	17,779,226	21,630,216	17,170,669
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member] | Sewage Treatment Services And Others [Member]
REVENUES
Total revenues	1,348,055	1,942,326	2,296,881
COST OF REVENUES
Total cost of revenues	$ 739,502	$ 1,194,817	$ 1,425,538